CONSOLIDATED STATEMENT OF CASH FLOWS - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash used in operating activities:
Loss before taxation	£ (19,606)	£ (17,790)
Finance income	(532)	(2,202)
Finance expense	447	187
Share-based payment charge	2,208	1,286
(Increase) / decrease in prepayments and other receivables	(1,710)	65
(Decrease) / increase in trade and other payables	(1,146)	163
Depreciation of property, plant and equipment and right of use asset	247	157
Impairment of right of use asset	232
Unrealized foreign exchange (gains) / losses	(232)	3
Amortization of intangible assets	61	50
Cash used in operating activities	(20,031)	(18,081)
Cash inflow from taxation	7,319
Net cash used in operating activities	(12,712)	(18,081)
Cash flow from investing activities:
Interest received	141	296
Purchase of plant and equipment	(4)	(21)
Payment for patents and computer software	(105)	(90)
Maturity of short term investments	7,848	20,686
Net cash generated from / (used in) investing activities	7,880	20,871
Cash flow used in financing activities:
Repayment of lease liabilities	(263)	(168)
Net cash (used in) / generated from financing activities	(263)	(168)
Net increase / (decrease) in cash and cash equivalents	(5,095)	2,622
Cash and cash equivalents at the beginning of the year	22,934	19,784
Effect of exchange rates on cash and cash equivalents	242	28
Cash and cash equivalents at the end of the year	£ 18,081	£ 22,434